Subsequent Events (Detail Textuals) - USD ($)	1 Months Ended					12 Months Ended
	Dec. 20, 2019	Dec. 19, 2019	Feb. 28, 2019	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2017
Subsequent Event [Line Items]
Value of warrants issued						$ 145,200
Subsequent Event | Pharmaceuticals International, Inc. Agreement
Subsequent Event [Line Items]
Estimated initial payment for contract					$ 72,500
Subsequent Event | RRD International Agreement
Subsequent Event [Line Items]
Amount of payments due under the contract					78,680
Amount of pass through expenses and consulting fees					$ 22,000
Subsequent Event | 2nd Draw on Multi Draw Credit Facility
Subsequent Event [Line Items]
Value of warrants issued				$ 2,000,000
Number of warrants issued				2,500,000
Warrant exercise price				$ 0.50
Subsequent Event | Noramco Agreement
Subsequent Event [Line Items]
Upfront payment			$ 146,386
Subsequent Event | Independent Contractor Services Agreement | Dr. Avtar Dhillon
Subsequent Event [Line Items]
Monthly fee		$ 10,000
Monthly fee paid each month		5,000
Monthly fee accruing from effective date		$ 5,000
Subsequent Event | Warrant Exercise Agreement | Emerald Health Sciences Inc
Subsequent Event [Line Items]
Number of warrants exercised	40,800,000
Aggregate exercise price of warrants	$ 4,080,000
Remaining balance of credit facility	$ 2,014,500